                      JPMORGAN INTERNATIONAL EQUITY FUNDS
                    JPMORGAN FLEMING INTERNATIONAL VALUE FUND

                           CLASS A AND CLASS B SHARES

                        SUPPLEMENT DATED JANUARY 24, 2002
                    TO THE PROSPECTUS DATED DECEMBER 17, 2001

THE FUND'S PAST PERFORMANCE

Prior to a merger effective 9/7/01, the above-referenced Fund operated in a master-feeder structure. Following the merger, the Fund had only one "accounting survivor," which was renamed the "Institutional Class" and whose performance appears in the 12/17/01 prospectus. Class A and B Shares were launched on 9/28/01. Their investment program is identical to, and their current expenses are more similar to, another former feeder, the retail feeder, that was merged out of existence, but whose performance may be of interest and is being furnished supplementally below.*

The bar chart shows how the performance of the Fund's Select Class Shares (and its predecessors) has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Salomon Smith Barney (SSB) Value Index and the EAFE Index, widely recognized market benchmarks. On December 17, 2001, the benchmark for the Fund became the SSB Value Index, which holds approximately 600 names, because it reflects more accurately the universe of securities that the Fund invests in.

The performance figures in the bar chart do not reflect a front end sales load, which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*
1992      -10.77%
1993       24.37%
1994        5.65%
1995        7.59%
1996        8.41%
1997        1.17%
1998       13.48%
1999       29.92%
2000      -18.05%
2001      -22.63%

BEST QUARTER                  20.23%
                   4th quarter, 1998
WORST QUARTER                -18.05%
                   3rd quarter, 1998

                                                                 SUP-INEQVAB-102

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*(1)


                                      PAST 1 YR.    PAST 5 YRS.   PAST 10 YRS.
                                      ----------    -----------   ------------
CLASS A SHARES                         -27.08         -2.28          2.00
CLASS B SHARES                         -27.57         -1.42          2.62
SSB VALUE INDEX (NO EXPENSES)          -19.97          0.07          3.63
EAFE INDEX (NO EXPENSES)               -21.21          1.17          4.76


* THE FUND'S PERFORMANCE FOR THE PERIOD BEFORE CLASS A AND CLASS B SHARES WERE LAUNCHED ON 9/28/01 IS BASED ON THE PERFORMANCE OF THE SELECT CLASS SHARES OF THE FUND FROM 9/7/01 TO 9/28/01 (FOR THE TABLE)AND THROUGH 12/31/01 (FOR THE BAR CHART) AND THE RETAIL FEEDER FROM 10/3/93 TO 9/7/01. FOR THE PERIOD 1/1/92 TO 10/3/93, RETURNS REFLECT THE PERFORMANCE OF THE PIERPONT INTERNATIONAL EQUITY FUND, THE RETAIL FEEDER'S PREDECESSOR. DURING THESE PERIODS, THE ACTUAL RETURNS OF CLASS A AND CLASS B SHARES WOULD HAVE BEEN LOWER THAN THE PERFORMANCE SHOWN BECAUSE CLASS A AND CLASS B SHARES HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES, RETAIL FEEDER SHARES AND PIERPONT INTERNATIONAL EQUITY FUND SHARES. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

(1)  THE FUND'S FISCAL YEAR END IS 10/31.


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

                           JPMORGAN U.S. EQUITY FUNDS

                        JPMORGAN DISCIPLINED EQUITY FUND

                           CLASS A AND CLASS B SHARES

                        SUPPLEMENT DATED JANUARY 24, 2002
                    TO THE PROSPECTUS DATED SEPTEMBER 7, 2001


THE FUND'S PAST PERFORMANCE

Prior to a merger effective 9/7/01, the above-referenced Fund operated in a master-feeder structure. Following the merger, the Fund had only one "accounting survivor," which was renamed the "Institutional Class" and whose performance appears in the 9/7/01 prospectus. Class A and B Shares were launched on 9/28/01. Their investment program is identical to, and their current expenses are more similar to, another former feeder, the retail feeder, that was merged out of existence, but whose performance may be of interest and is being furnished supplementally below.*

The bar chart shows how the performance of the Fund's Select Class Shares (and its predecessors) has varied from year to year over the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the S&P 500 Index, a widely recognized market benchmark.

The performance figures in the bar chart do not reflect a front end sales load, which is assessed on Class A Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*

 1998        31.98%
 1999        18.02%
 2000       -11.11%
 2001       -12.19%

BEST QUARTER                22.83%

                 4th quarter, 1998

WORST QUARTER              -15.97%

                 3rd quarter, 2001

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*(1)

                                                    PAST 1 YEAR   LIFE OF FUND
CLASS A SHARES                                       -17.24          8.66

CLASS B SHARES                                       -16.41          9.66

S&P 500 INDEX (NO EXPENSES)(2)                       -11.88          9.54

* THE FUND'S PERFORMANCE FOR THE PERIOD BEFORE CLASS A AND B SHARES WERE LAUNCHED ON 9/28/01 IS BASED ON THE PERFORMANCE OF SELECT CLASS SHARES FROM 9/7/01 TO 9/28/01 (FOR THE TABLE) AND THROUGH 12/31/01 (FOR THE BAR CHART), THE RETAIL FEEDER FROM 12/31/97 TO 9/7/01, AND THE INSTITUTIONAL CLASS SHARES OF THE FUND FROM 1/3/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97. DURING THESE PERIODS, THE ACTUAL RETURNS OF CLASS A AND B SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A AND B SHARES HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES, THE RETAIL FEEDER SHARES AND INSTITUTIONAL
    CLASS SHARES.

(1) THE FUND'S FISCAL YEAR END IS 5/31.

(2) PERFORMANCE OF THE S&P 500 INDEX IS AS OF 1/31/97.


                                                                  SUP-EQABC-102

                      JPMORGAN INTERNATIONAL EQUITY FUNDS
                  JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND

                           CLASS A AND CLASS B SHARES

                        SUPPLEMENT DATED JANUARY 24, 2002
                    TO THE PROSPECTUS DATED SEPTEMBER 7, 2001

THE FUND'S PAST PERFORMANCE

Prior to a merger effective 9/7/01, the above-referenced Fund operated in a master-feeder structure. Following the merger, the Fund had only one "accounting survivor," which was renamed the "Institutional Class" and whose performance appears in the 9/7/01 prospectus. Class A and B Shares were launched on 9/28/01. Their investment program is identical to, and their current expenses are similar to, another former feeder, the retail feeder, that was merged out of existence, but whose performance may be of interest and is being furnished supplementally below.* The bar chart shows how the performance of the Fund's Select Class Shares (and its predecessor) has varied from year to year over the past eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the MSCI Emerging Markets Equity Free Index, a widely recognized market benchmark. The performance figures in the bar chart do not reflect a front end sales load, which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load. Past performance does not predict how any class of the Fund will perform in the future. The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS*

[CHART]

1994        -7.58%
1995       -10.03%
1996         8.50%
1997        -7.63%
1998       -30.79%
1999        59.10%
2000        30.36%
2001        -4.69%

BEST QUARTER                       25.83%
                        4th quarter, 1999
WORST QUARTER                     -23.69%
                        2nd quarter, 1998


                                                               SUP-INTEQABC-102

AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2001*(1)

                                                    PAST 1 YR.         PAST 5 YRS.        LIFE OF FUND
  CLASS A SHARES                                       -10.17               -8.65              -4.70
  CLASS B SHARES                                        -9.20               -7.89              -4.02
  MSCI EMERGING MARKETS EQUITY FREE
  INDEX (NO EXPENSES)(2)                                -2.37               -5.74              -2.61

* The Fund's performance for the period before Class A and Class B Shares were launched on 9/28/01 is based on the performance of the Select Class Shares of the Fund from 9/7/01 to 9/28/01 (for the table) and through 12/31/01 (for the bar chart) and the retail feeder from 11/15/93 (commencement of operations) to 9/7/01. During these periods, the actual returns of Class A and Class B Shares would have been lower than shown because Class A and Class B Shares have higher expenses than Select Class Shares and the retail feeder shares. Class B Shares convert to Class A Shares after they have been owned for 8 years.
(1)  The Fund's fiscal year end is 10/31.
(2)  Performance for the MSCIEmerging Markets Equity Free Index is as of
     11/30/93.








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